Stock-Based Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in usd per share)	$ 23.23
Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)	4 years 2 months 23 days	6 years 2 months 19 days
Weighted average expected volatility	50.00%	51.00%
Risk-free interest rate	1.52%
Risk-free interest rate, minimum		0.30%
Risk-free interest rate, maximum		1.02%
Dividend yield	0.00%	0.00%
Service-based vesting stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in usd per share)	$ 6.26	$ 2.51
Service-based vesting stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in usd per share)		$ 2.54